ALLIANCE CAPITAL RESERVES


ALLIANCE CAPITAL


SEMI-ANNUAL REPORT
DECEMBER 31, 1997
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1997 (UNAUDITED)                         ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           COMMERCIAL PAPER-47.8%
           ALLIANZ OF AMERICA FINANCE CORP.
$  9,100   3/17/98 (a)                             5.64%     $ 8,990,990
  13,400   3/12/98 (a)                             5.66       13,250,180
   7,210   3/24/98 (a)                             5.66        7,115,569
  29,000   2/19/98 (a)                             5.69       28,775,403
           ASSET BACKED CAPITAL
  45,000   2/17/98 (a)                             5.60       44,671,000
           ASSOCIATES CORP. OF NORTH AMERICA
  35,000   2/27/98                                 5.60       34,689,667
  81,000   3/16/98                                 5.74       80,044,290
  38,000   1/02/98                                 6.75       37,992,875
           BAA PLC
  23,000   2/04/98                                 5.57       22,879,007
   4,000   3/20/98                                 5.59        3,951,553
  31,000   4/06/98                                 5.59       30,529,618
  42,000   3/03/98                                 5.60       41,601,467
           BANCO DE SANTANDER P.R.
  40,000   3/16/98                                 5.76       39,526,400
           BANQUE CAISSE D'EPARGNE
  15,000   4/20/98                                 5.63       14,739,763
           BBV FINANCE DELAWARE, INC.
  27,500   3/20/98                                 5.57       27,168,121
  71,000   5/01/98                                 5.58       69,679,400
           BHF FINANCE DELAWARE, INC.
  40,000   1/15/98                                 5.54       39,913,822
           BIL NORTH AMERICA, INC.
  25,000   3/17/98                                 5.61       24,701,563
   5,000   3/11/98                                 5.62        4,944,992
  20,000   3/16/98                                 5.68       19,764,433
           CAISSE CENTRALE JARDINS DU QUEBEC
   5,000   4/24/98                                 5.58        4,912,425
  20,000   5/15/98                                 5.60       19,583,111
  40,000   3/18/98                                 5.74       39,515,289
           CAISSE D'AMORTISSEMENT
  14,600   7/10/98                                 5.60       14,168,489
           CAISSE DES DEPOTS ET CONSIGNATIONS
 128,900   3/18/98                                 5.74      127,338,018
           CENTAURI CORP. USA
  30,000   3/05/98 (a)                             5.60       29,706,000
           CHIAO TUNG BANK CO., LTD.
  17,000   1/16/98                                 5.60       16,960,333
  17,000   2/25/98                                 5.63       16,853,777
           CITICORP
  20,000   1/02/98                                 6.50%      19,996,389
           COMMERZBANK
 210,000   1/29/98                                 5.90      209,036,333
           CS FIRST BOSTON
  31,000   2/19/98                                 5.71       30,759,069
  13,000   3/12/98                                 5.75       12,854,653
           DRESDNER BANK
 252,000   2/25/98                                 5.74      249,790,100
           ELECTRICITE DE FRANCE
   9,600   3/23/98                                 5.57        9,479,688
           FORD MOTOR CREDIT CORP.
 115,000   3/19/98                                 5.65      113,595,499
           GENERAL ELECTRIC CAPITAL CORP.
  75,000   2/09/98                                 5.56       74,548,250
  45,000   3/26/98                                 5.57       44,415,150
  65,000   3/18/98                                 5.67       64,221,950
  70,000   3/23/98                                 5.73       69,097,525
  30,000   3/06/98                                 5.78       29,691,733
           GENERAL RE CORP.
  27,000   3/27/98                                 5.76       26,632,800
  50,000   2/27/98                                 5.82       49,539,250
           GENERALE BANK
  45,000   3/05/98                                 5.57       44,561,363
           HENKEL CORP.
  16,000   3/25/98                                 5.57       15,794,529
  30,000   2/03/98                                 5.62       29,845,450
           IMI FUNDING CORP. (USA)
  28,377   2/10/98                                 5.55       28,202,009
  25,989   2/27/98                                 5.57       25,759,799
  13,000   3/31/98                                 5.57       12,820,986
  22,310   4/30/98                                 5.60       21,897,017
  36,000   3/16/98                                 5.61       35,584,860
  10,000   1/02/98                                 5.63        9,998,436
           INTERNATIONAL NEDERLAND BANK
  40,000   2/10/98                                 5.72       39,745,778
  18,500   3/18/98                                 5.75       18,275,430
  48,000   3/31/98                                 5.77       47,315,293
  32,500   3/16/98                                 5.78       32,113,864
  25,000   3/09/98                                 5.80       24,730,139
           JES DEVELOPMENTS, INC.
  24,655   2/02/98 (a)                             6.00       24,523,507
  67,923   2/04/98 (a)                             6.00       67,538,103
           KFW INTERNATIONAL FINANCE
  50,000   2/26/98                                 5.78       49,550,444


1



STATEMENT OF NET ASSETS (CONTINUED)                   ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           KOCH INDUSTRIES
$ 84,500   1/02/98 (a)                             6.75%    $ 84,484,156
           MERRILL LYNCH & CO., INC.
  63,000   1/14/98                                 5.85       62,866,913
           MORGAN STANLEY GROUP, INC.
 120,000   3/11/98                                 5.62      118,677,500
 100,000   2/23/98                                 5.70       99,160,833
  79,000   2/25/98                                 5.75       78,306,007
           NATIONAL CITY BANK
  22,000   2/13/98                                 5.85       21,846,275
           ROSE FUNDING
  20,000   2/03/98 (a)                             5.67       19,896,050
           SIGMA FINANCE, INC.
  39,000   3/05/98 (a)                             5.62       38,616,435
           TASMANIAN PUBLIC FINANCE CORP.
   7,700   3/23/98                                 5.57        7,603,500
           TEXACO, INC.
  26,000   3/12/98                                 5.66       25,709,306
           TORONTO DOMINION HOLDINGS
  39,000   4/06/98                                 5.56       38,427,783
           UBS FINANCE DELAWARE, INC.
  84,600   1/02/98                                 6.75       84,584,137

           Total Commercial Paper
           (amortized cost $3,076,061,846)                 3,076,061,846

           BANK OBLIGATIONS-20.5%
           ABBEY NATIONAL
  28,000   5.88%, 3/25/98 FRN                      5.98       27,996,039
           BANK OF MONTREAL
  75,000   5.88%, 10/01/98 FRN                     5.88       75,000,000
           BANKERS TRUST
 185,000   6.03%, 2/19/98 FRN                      6.03      185,000,000
  90,000   6.06%, 2/17/98 FRN                      6.06       90,000,000
           BAYERISCHE LANDESBANK
 160,000   5.87%, 10/02/98 FRN                     5.87      160,000,000
           BAYERISCHE VEREINSBANK
 170,000   5.88%, 6/30/98 FRN                      5.94      169,951,199
           DEUTSCHE BANK
 160,000   5.61%, 7/01/98 FRN                      5.71      159,922,998
           FCC NATIONAL BANK OF CHICAGO
  80,000   6.00%, 3/25/98                          5.72       80,010,626
           LASALLE NATIONAL BANK
  50,000   5.72%, 3/02/98                          5.72       50,000,000
  50,000   5.72%, 3/04/98                          5.72       50,000,000
  25,000   5.72%, 6/29/98                          5.72       25,000,000
  35,000   5.72%, 6/30/98                          5.72       35,000,000
           MORGAN GUARANTY TRUST CO.
  75,000   5.96%, 6/22/98                          5.99       74,988,180
           SMM TRUST
  50,000   5.91%, 12/16/98 FRN (a)                 5.91       50,000,000
  40,000   6.00%, 5/29/98 FRN (a)                  6.00       40,000,000
  50,000   6.00%, 12/14/98 FRN (a)                 6.00       50,000,000

           Total Bank Obligations
           (amortized cost $1,322,869,042)                 1,322,869,042

           CERTIFICATES OF DEPOSIT-12.9%
           BANKERS TRUST
  12,000   5.78%, 2/27/98                          5.80       11,995,048
           CANADIAN IMPERIAL BANK OF COMMERCE
 130,000   5.80%, 3/31/98                          5.80      130,000,000
  95,000   5.81%, 3/17/98                          5.81       95,000,000
  16,900   5.94%, 3/17/98                          5.77       16,897,749
           CREDIT AGRICOLE
  15,000   5.87%, 8/10/98                          5.86       14,989,701
  40,000   5.99%, 6/16/98                          5.86       40,007,971
           DEUTSCHE BANK
  75,000   5.95%, 10/21/98                         6.00       74,971,229
  15,000   6.20%, 4/08/98                          5.82       15,004,745
           GENERALE BANK
  30,000   5.94%, 8/28/98                          5.86       29,994,588
           HESSISCHE LANDESBANK
  10,000   5.93%, 6/30/98                          5.87        9,996,510
  28,000   5.94%, 6/19/98                          5.86       27,999,725
  58,000   6.13%, 4/07/98                          6.25       57,982,546
           MORGAN GUARANTY TRUST CO.
  94,000   5.81%, 3/30/98                          5.79       94,003,850
           NORINCHUKIN BANK
  65,000   5.75%, 1/20/98                          5.74       65,000,338
           RABOBANK NEDERLAND
  15,000   6.07%, 3/26/98                          6.04       15,005,844
           SOCIETE GENERALE N.A., INC.
  80,000   5.69%, 3/19/98                          5.70       79,992,294
  10,000   5.87%, 3/05/98                          5.83        9,995,857
  40,000   6.35%, 4/15/98                          5.83       40,029,490


2



                                                      ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD         VALUE
-------------------------------------------------------------------------
           Total Certificates of Deposit
           (amortized cost $828,867,485)                    $828,867,485

           CORPORATE OBLIGATIONS-7.2%
           CENTAURI CORP. USA
$ 25,000   5.73%, 2/06/98 FRN (a)                  5.75%      24,999,880
           GENERAL AMERICAN FUNDING CORP.
 157,000   5.89%, 7/10/98 FRN                      5.89      157,000,000
           GENERAL ELECTRIC CAPITAL CORP.
  33,000   5.65%, 1/05/98 FRN                      5.65       33,000,000
           MERRILL LYNCH & CO., INC.
  37,000   5.66%, 3/16/98                          5.74       36,999,285
  60,000   5.71%, 1/29/98 FRN                      5.73       59,999,097
  60,000   5.76%, 1/22/98 FRN                      5.80       59,999,164
  35,000   5.88%, 8/26/98                          5.90       35,000,000
           TRAVELERS LIFE FUNDING AGREEMENT
  10,000   5.70%, 10/21/98 FRN (b)                 5.70       10,000,000
  50,000   5.98%, 11/03/98 FRN (b)                 5.98       50,000,000

           Total Corporate Obligations
           (amortized cost $466,997,426)                     466,997,426

           PROMISSORY NOTES-4.8%
           GOLDMAN SACHS GROUP LP
 140,000   5.75%, 4/13/98                          5.75      140,000,000
  30,000   5.76%, 2/09/98 FRN                      5.76       30,000,000
 140,000   5.88%, 5/27/98                          5.88      140,000,000

           Total Promissory Notes
           (amortized cost $310,000,000)                     310,000,000

           TIME DEPOSIT-2.5%
           WEST DEUTSCHE LANDESBANK
$158,900   6.75%, 1/02/98
           (amortized cost $158,900,000)           6.75%  $  158,900,000

           U.S. GOVERNMENT & AGENCY OBLIGATIONS-2.4%
           AID HOUSING GUARANTY PROJECT PORTUGAL
  11,875   6.13%, 12/01/16 FRN                     6.13       11,875,000
           FEDERAL FARM CREDIT BANK
  66,000   5.53%, 8/03/98 FRN                      5.58       65,981,839
           FEDERAL NATIONAL MORTGAGE ASSN.
  78,000   5.94%, 11/04/98                         6.03       77,946,053

           Total U.S. Government
           & Agency Obligations
           (amortized cost $155,802,892)                     155,802,892

           TOTAL INVESTMENTS-98.1%
           (amortized cost $6,319,498,691)                 6,319,498,691
           Other assets less liabilities-1.9%                122,155,554

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           6,442,364,641 shares outstanding)              $6,441,654,245


#    All securities either mature or their interest rate changes in one year or less.

(a) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined by the Adviser to be liquid pursuant to procedures adopted by the Trustees. At December 31, 1997, these securities amounted to $532,567,273, representing 8.3% of net assets.

(b)  Illiquid securities, valued at fair market value (see Note A).

     Glossary:
     FRN - Floating Rate Note

     See notes to financial statements.


3



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)        ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                        $179,788,162

EXPENSES
  Advisory fee (Note B)                             $14,610,026
  Distribution assistance and administrative
    service (Note C)                                  9,731,015
  Transfer agency (Note B)                            6,002,992
  Custodian fees                                        311,422
  Printing                                              273,686
  Registration fees                                     401,798
  Audit and legal fees                                   34,496
  Trustees' fees                                          8,742
  Miscellaneous                                          28,317
  Total expenses                                                    31,402,494
  Net investment income                                            148,385,668

REALIZED LOSS ON INVESTMENTS
  Net realized loss on investment transactions                          (2,275)

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $148,383,393


See notes to financial statements.


4



STATEMENT OF CHANGES IN NET ASSETS                    ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

                                              SIX MONTHS ENDED
                                                DEC. 31, 1997      YEAR ENDED
                                                  (UNAUDITED)    JUNE 30, 1997
                                               ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                        $  148,385,668   $  251,419,428
  Net realized loss on investment transactions         (2,275)            (887)
  Net increase in net assets from operations      148,383,393      251,418,541

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                          (148,385,668)    (251,419,428)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                           708,851,157      928,726,972
  Total increase                                  708,848,882      928,726,085

NET ASSETS
  Beginning of period                           5,732,805,363    4,804,079,278
  End of period                                $6,441,654,245   $5,732,805,363


See notes to financial statements.


5



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997 (UNAUDITED)                         ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves (the "Portfolio") and Alliance Money Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Illiquid securities containing unconditional par puts are valued at par.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 1997.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $3,351,495 for the six months ended December 31, 1997.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1997, the distribution fee amounted to $7,850,623. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1997, such payments by the Portfolio amounted to $1,880,392 of which $87,500 was paid to the Adviser.


6



                                                      ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1997, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1997, the Portfolio had a capital loss carryforward of $708,121 of which $85,995 expires in the year 2001, $49,939 expires in the year 2002, $464,313 expires in the year 2003, $106,987 expires in the year 2004 and $887 expires in the year 2005.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At December 31, 1997, capital paid-in aggregated $6,442,364,641. Transactions, all at $1.00 per share, were as follows:

                                             SIX MONTHS ENDED     YEAR ENDED
                                               DEC. 31, 1997       JUNE 30,
                                                (UNAUDITED)          1997
                                             ----------------  ----------------
Shares sold                                   17,510,609,723    26,431,373,115
Shares issued on reinvestments of dividends      148,385,668       251,419,428
Shares redeemed                              (16,950,144,234)  (25,754,065,571)
Net increase                                     708,851,157       928,726,972


7



FINANCIAL HIGHLIGHTS                                  ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                       YEAR ENDED JUNE 30,
                                                1997      -------------------------------------------------------------
                                            (UNAUDITED)      1997         1996         1995         1994         1993
                                            ------------  ----------  -----------  -----------  -----------  ----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0238        .0452        .0471        .0447        .0255        .0266
Net realized gain on investment
  transactions                                    -0-          -0-          -0-          -0-          -0-       .0003
Net increase in net assets from
  operations                                   .0238        .0452        .0471        .0447        .0255        .0269

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.0238)      (.0452)      (.0471)      (.0447)      (.0255)      (.0266)
Distributions from net realized gains             -0-          -0-          -0-          -0-          -0-      (.0003)
Total dividends and distributions             (.0238)      (.0452)      (.0471)      (.0447)      (.0255)      (.0269)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (a)                               4.78%(b)     4.63%        4.82%        4.57%        2.58%        2.73%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $6,442       $5,733       $4,804       $3,024       $2,417       $2,112
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.00%(b)     1.00%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.00%(b)     1.00%        1.00%        1.03%        1.03%        1.00%
  Net investment income                         4.73%(b)     4.53%        4.69%        4.51%        2.57%        2.65%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)  Annualized.


8



ALLIANCE CAPITAL RESERVES
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YIELDS. For current recorded yield information on Alliance
Capital Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 3 9 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

CAPSR